1933 Act File No. 333-40455
1940 Act File No. 811-08495

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON January 26th, 2015

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 178	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 179	[X]

(Check appropriate box or boxes)

NATIONWIDE MUTUAL FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400
KING OF PRUSSIA, PA 19406
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (610) 230-2800

Send Copies of Communications to:
ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY RONON STEVENS & YOUNG, LLP
KING OF PRUSSIA, PA 19406	1250 CONNECTICUT AVENUE, NW, STE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

         [   ] immediately upon filing pursuant to paragraph (b)

         [X] on February 28th, 2015 pursuant to paragraph (b)

         [   ] 60 days after filing pursuant to paragraph (a)(1)

         [   ] on [date] pursuant to paragraph (a)(1)

         [   ] 75 days after filing pursuant to paragraph (a)(2)

         [   ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [X] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 178, Amendment No. 179 to Registrant's Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus relating to Nationwide Real Estate Fund, which is a series of Nationwide Mutual Funds; (ii) the Statement of Additional Information relating to certain series of Nationwide Mutual Funds; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 172, Amendment No. 173 until February 28,  2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 178, Amendment No. 179 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 26th day of January, 2015.

NATIONWIDE MUTUAL FUNDS

By:               /s/Allan J. Oster
Allan J. Oster, Attorney-In-Fact for
Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 178, AMENDMENT NO. 179 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 26th DAY OF JANUARY, 2015.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Barbara I. Jacobs, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia Micheaux Marshall *
Lydia Micheaux Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  : /s/Allan J. Oster
          Allan J. Oster, Attorney-In Fact